Offerings - Offering: 1	Jun. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share ("Common Stock")
Amount Registered | shares	7,800,000
Proposed Maximum Offering Price per Unit	9.98
Maximum Aggregate Offering Price	$ 77,844,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,917.92
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also registers, in addition to the number of shares stated above, an indeterminate number of additional shares of Common Stock that may become issuable under the Organon & Co., 2021 Incentive Stock Plan, as amended, in connection with certain corporate transactions or events, including any recapitalization, reorganization, merger, consolidation, spin-off, stock dividend, stock split, or any other similar transaction effected which results in an increase in the number of the outstanding shares of Common Stock. (2) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on June 10, 2025. (3) The Registrant does not have any filing fee offsets.